Amount Due From/(to) Related Companies/Holding Company (Tables)	12 Months Ended
Jun. 30, 2024
Amount Due From/(to) Related Companies/Holding Company [Abstract]
Schedule of Amount Due From/(to) Related Companies/Holding Company
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Amount due from related companies
- non-trade	-	38,070,000	-

Amount due to related companies
- non-trade	-	(27,800,000)	-

Amount due to holding company
- non-trade	-	(21,500,000)	-